Chartered-in Vessels - Obligations related to Finance Leases (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Total Obligations related to finance leases	$ 1,376,011	$ 1,410,904
Current obligations related to finance leases (note 5a)	70,955	69,982
Long-term obligations related to finance leases	$ 1,305,056	$ 1,340,922